                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [ X ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    TM Capital Management, Inc.
Address: 303 South Broadway
         Suite 470
         Tarrytown, New York  10591

Form 13F File Number: 28-7166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patricia B. Fallon
Title:   Treasurer
Phone:   (914) 366-4729

Signature, Place, and Date of Signing:

     /s/ Patricia B. Fallon  Tarrytown, New York    May 26, 1999
    ________________________ _____________________ ______________
     [Signature]                [City, State]        [Date]




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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $562,145
                                            [thousands]

The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:       None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                   Form 13F INFORMATION TABLE

                                                                                                      COLUMN
    COLUMN 1           COLUMN 2    COLUMN 3       COLUMN 4             COLUMN 5          COLUMN 6       7          COLUMN 8
--------------------  -----------  ---------   -------------  -------------------------  -----------  ---  ----------------------
                      TITLE                                   SHRS OR      SH/   PUT/    INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP       VALUE          PRN AMT      PRN   CALL    DISCRETION   MGRS SOLE      SHARED  NONE
-------------------   ---------    ---------   ------------   -----------  ----  ----    -----------  ---- --------  ------  ----

ALLEGANY ENERGY INC.  Common       017361106   26,550,000        900,000                    Sole             900,000
CINERGY CORP.         Common       172474108   64,391,250      2,341,500                    Sole           2,341,500
EDISON INTL           Common       281020107   43,387,500      1,950,000                    Sole           1,950,000
FLORIDA PROGRESS CORP Common       341109106   32,087,500        850,000                    Sole             850,000
GPU INC               Common       36225X100   14,925,000        400,000                    Sole             400,000
ILLINOVA CORP         Common       452317100   67,800,000      3,200,000                    Sole           3,200,000
NIAGARA MOHAWK        Common       653520106   44,384,062      3,303,000                    Sole           3,303,000
  HOLDINGS, INC.
NORTHERN STATES POWER Common       665772109    9,506,875        410,000                    Sole             410,000
PINNACLE WEST CAPITAL Common       723484101   58,563,750      1,610,000                    Sole           1,610,000
  CORP.
TEXAS UTILS CO        Common       882848104   31,265,625        750,000                    Sole             750,000
UNICOM CORP.          Common       904911104  169,284,375      4,630,000                    Sole           4,630,000

Grand Total                                   562,145,937


[Repeat as necessary]






















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